ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 2,395	$ 1,090
Advances from third parties	173,050	162,224
Accrued Liabilities and Other Payables	39,506	43,395
TOTAL	$ 214,951	$ 206,709